Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Issued capital [member]	Shares to be issued [Member]	Shares subscribed [member]	Warrant reserve [member]	Option reserve [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 21,400,106	$ 100,000	$ 10,000	$ 904,698	$ 4,453,764	$ (27,334,019)	$ (465,451)
Beginning balance, shares at Dec. 31, 2019	52,472,619
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 626,000						626,000
Shares issued for cash, shares	6,260,000
Exercise of options	$ 6,672				(1,422)		5,250
Exercise of options, shares	105,000
Share issued for services	$ 52,200						52,200
Shares issued for services, shares	3,480,000
Acquisition of HealthTab™ Inc.	$ 100,000	(100,000)
Acquisition of HealthTab Inc., shares	2,000,000
Shares issued for debt	$ 136,949		(10,000)				126,949
Shares issued for debt, shares	5,477,965
Share issuance costs	$ (35,075)			9,833			(25,242)
Share subscriptions received			10,000				10,000
Share-based compensation					130,219		130,219
Net loss for the year						(1,173,966)	(1,173,966)
Ending balance, value at Dec. 31, 2020	$ 22,286,852		10,000	914,531	4,582,561	(28,507,985)	(714,041)
Ending balance, shares at Dec. 31, 2020	69,795,584
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 2,414,000		(10,000)				2,404,000
Shares issued for cash, shares	15,740,000
Exercise of options	$ 312,052				(186,395)		125,657
Exercise of options, shares	1,666,020
Share issued for services	$ 38,500						38,500
Shares issued for services, shares	275,000
Share issuance costs	$ (238,221)			139,625			(98,596)
Share-based compensation					495,791		495,791
Net loss for the year						(1,708,132)	(1,708,132)
Exercise of warrants	$ 1,805,132			(151,395)			1,653,737
Exercise of warrants, shares	10,058,660
Ending balance, value at Dec. 31, 2021	$ 26,618,315			902,761	4,891,957	(30,216,117)	2,196,916
Ending balance, shares at Dec. 31, 2021	97,535,264
IfrsStatementLineItems [Line Items]
Exercise of options	$ 271,000				(191,000)		80,000
Exercise of options, shares	800,000
Share-based compensation					331,522		331,522
Net loss for the year						(818,228)	(818,228)
Exercise of warrants	$ 175,412			(1,532)			173,880
Exercise of warrants, shares	909,400
Ending balance, value at Dec. 31, 2022	$ 27,064,727			$ 901,229	$ 5,032,479	$ (31,034,345)	$ 1,964,090
Ending balance, shares at Dec. 31, 2022	99,244,664